Other disclosures - Schedule of effect on fair value of financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation (Details) - Level 3 € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Other Valuation Technique | Unfavourable Scenario | Financial liabilities designated at fair value through profit or loss (*) | Repos / Reverse Repos
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value liabilities due to changes in inputs		€ (130)
Other Valuation Technique | Favourable Scenario | Financial liabilities designated at fair value through profit or loss (*) | Repos / Reverse Repos
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of liabilities due to change in inputs		0
Local volatility | Unfavourable Scenario | Financial liabilities held for trading | Caps/Floors
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value liabilities due to changes in inputs	€ (770)	(290)
Local volatility | Favourable Scenario | Financial liabilities held for trading | Caps/Floors
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of liabilities due to change in inputs	€ 300	€ 180
Minimum | Volatility | Local volatility | Financial liabilities held for trading | Caps/Floors
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.10	0.10
Maximum | Volatility | Local volatility | Financial liabilities held for trading | Caps/Floors
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.90	0.90
Weighted average | Volatility | Local volatility | Financial liabilities held for trading | Caps/Floors
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.3237	0.4073
Repos / Reverse Repos | Other Valuation Technique | Favourable Scenario | Financial assets held for trading
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 0
Financial assets held for trading | Repos / Reverse Repos | Other Valuation Technique | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	(40)
Financial assets held for trading | Corporate Debt | Discounted cash flow | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	(1,510)	€ (1,380)
Financial assets held for trading | Corporate Debt | Discounted cash flow | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	1,540	1,400
Financial assets held for trading | Corporate Debt | Price Based Valuation Technique | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	0	0
Financial assets held for trading | Corporate Debt | Price Based Valuation Technique | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 0	€ 0
Financial assets held for trading | Corporate Debt | Minimum | Credit spread | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
Financial assets held for trading | Corporate Debt | Minimum | Market price | Price Based Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.85	0.85
Financial assets held for trading | Corporate Debt | Maximum | Credit spread | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.10	0.20
Financial assets held for trading | Corporate Debt | Maximum | Market price | Price Based Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	1.15	1.15
Financial assets held for trading | Corporate Debt | Weighted average | Credit spread | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0504	0.1007
Financial assets held for trading | Corporate Debt | Weighted average | Market price | Price Based Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	1.0000	1.0000
Financial assets held for trading | Government debt | Discounted cash flow | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (8,250)	€ (8,340)
Financial assets held for trading | Government debt | Discounted cash flow | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 7,970	€ 8,070
Financial assets held for trading | Government debt | Minimum | Discount curve | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
Financial assets held for trading | Government debt | Maximum | Discount curve | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.08	0.10
Financial assets held for trading | Government debt | Weighted average | Discount curve | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0393	0.0492
Financial assets held for trading | Currency swap contract | Discounted cash flow | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ 0	€ 0
Financial assets held for trading | Currency swap contract | Discounted cash flow | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	0	0
Financial assets held for trading | Currency swap contract | Forward Estimation Valuation Technique | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	(40)	(60)
Financial assets held for trading | Currency swap contract | Forward Estimation Valuation Technique | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 70	€ 70
Financial assets held for trading | Currency swap contract | Minimum | Interest rate | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.014)	(0.0070)
Financial assets held for trading | Currency swap contract | Minimum | Interest rate | Forward Estimation Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.0006)	(0.0004)
Financial assets held for trading | Currency swap contract | Maximum | Interest rate | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.014	0.0070
Financial assets held for trading | Currency swap contract | Maximum | Interest rate | Forward Estimation Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0006	0.0004
Financial assets held for trading | Currency swap contract | Weighted average | Interest rate | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0000	0.0000
Financial assets held for trading | Currency swap contract | Weighted average | Interest rate | Forward Estimation Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.000232	0.000042
Financial assets held for trading | Credit Default Swap | Discounted cash flow | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs		€ (50)
Financial assets held for trading | Credit Default Swap | Discounted cash flow | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs		€ 20
Financial assets held for trading | Credit Default Swap | Minimum | Credit spread | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.001490
Financial assets held for trading | Credit Default Swap | Maximum | Credit spread | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.004210
Financial assets held for trading | Credit Default Swap | Weighted average | Credit spread | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.002199
Financial assets held for trading | EQ Options | EQ Option Pricing Model Valuation Technique | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (380)	€ (230)
Financial assets held for trading | EQ Options | EQ Option Pricing Model Valuation Technique | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	840	480
Financial assets held for trading | EQ Options | Local Volatility Option Technique | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	(1,910)	(1,050)
Financial assets held for trading | EQ Options | Local Volatility Option Technique | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 1,910	€ 1,050
Financial assets held for trading | EQ Options | Minimum | Volatility | EQ Option Pricing Model Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
Financial assets held for trading | EQ Options | Minimum | Volatility | Local Volatility Option Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.10	0.10
Financial assets held for trading | EQ Options | Maximum | Volatility | EQ Option Pricing Model Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.90	0.90
Financial assets held for trading | EQ Options | Maximum | Volatility | Local Volatility Option Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.90	0.90
Financial assets held for trading | EQ Options | Weighted average | Volatility | EQ Option Pricing Model Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.6130	0.6130
Financial assets held for trading | EQ Options | Weighted average | Volatility | Local Volatility Option Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.5000	0.5000
Financial assets held for trading | Forward Rate Agreement | Asset Swap Model Valuation Technique | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (940)	€ (1,160)
Financial assets held for trading | Forward Rate Agreement | Asset Swap Model Valuation Technique | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 780	€ 950
Financial assets held for trading | Forward Rate Agreement | Minimum | Interest rate | Asset Swap Model Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
Financial assets held for trading | Forward Rate Agreement | Maximum | Interest rate | Asset Swap Model Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.06	0.06
Financial assets held for trading | Forward Rate Agreement | Weighted average | Interest rate | Asset Swap Model Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0271	0.0271
Financial assets held for trading | Foreign Exchange Swap | Other Valuation Technique | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs		€ (1,370)
Financial assets held for trading | Foreign Exchange Swap | Other Valuation Technique | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs		1,370
Financial assets held for trading | Inflation Derivatives | Asset Swap Model Valuation Technique | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (290)	(210)
Financial assets held for trading | Inflation Derivatives | Asset Swap Model Valuation Technique | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 150	110
Financial assets held for trading | Inflation Derivatives | Local volatility | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs		(140)
Financial assets held for trading | Inflation Derivatives | Local volatility | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs		€ 110
Financial assets held for trading | Inflation Derivatives | Minimum | Volatility | Local volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0
Financial assets held for trading | Inflation Derivatives | Minimum | Inflation Swap Rate | Asset Swap Model Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
Financial assets held for trading | Inflation Derivatives | Maximum | Volatility | Local volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.40
Financial assets held for trading | Inflation Derivatives | Maximum | Inflation Swap Rate | Asset Swap Model Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.10	0.10
Financial assets held for trading | Inflation Derivatives | Weighted average | Volatility | Local volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.1737
Financial assets held for trading | Inflation Derivatives | Weighted average | Inflation Swap Rate | Asset Swap Model Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0341	0.0341
Financial assets held for trading | IR Options | Interest Rate Option Pricing Model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (260)	€ (300)
Financial assets held for trading | IR Options | Interest Rate Option Pricing Model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 380	€ 440
Financial assets held for trading | IR Options | Minimum | Volatility | Interest Rate Option Pricing Model
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
Financial assets held for trading | IR Options | Maximum | Volatility | Interest Rate Option Pricing Model
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.60	0.60
Financial assets held for trading | IR Options | Weighted average | Volatility | Interest Rate Option Pricing Model
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.3582	0.3582
Financial assets held for trading | Interest rate swap contract | Forward Estimation Valuation Technique | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (40)	€ (40)
Financial assets held for trading | Interest rate swap contract | Forward Estimation Valuation Technique | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	50	40
Financial assets held for trading | Interest rate swap contract | Asset Swap Model Valuation Technique | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	(50)	(50)
Financial assets held for trading | Interest rate swap contract | Asset Swap Model Valuation Technique | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	80	80
Financial assets held for trading | Interest rate swap contract | Other Valuation Technique | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	(690)	(11,580)
Financial assets held for trading | Interest rate swap contract | Other Valuation Technique | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	280	0
Financial assets held for trading | Interest rate swap contract | Discounted Cash Flows on credit spread | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	(1,800)	(2,250)
Financial assets held for trading | Interest rate swap contract | Discounted Cash Flows on credit spread | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	1,950	2,470
Financial assets held for trading | Interest rate swap contract | Discounted Cash Flows on swap rate | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	(540)	(20)
Financial assets held for trading | Interest rate swap contract | Discounted Cash Flows on swap rate | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	530	30
Financial assets held for trading | Interest rate swap contract | Prepayment Modeling Valuation Technique | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	0	(60)
Financial assets held for trading | Interest rate swap contract | Prepayment Modeling Valuation Technique | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 160	€ 50
Financial assets held for trading | Interest rate swap contract | Minimum | Credit spread | Discounted Cash Flows on credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.011	0.0125
Financial assets held for trading | Interest rate swap contract | Minimum | Interest rate | Forward Estimation Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.0006)	(0.0006)
Financial assets held for trading | Interest rate swap contract | Minimum | Interest rate | Asset Swap Model Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
Financial assets held for trading | Interest rate swap contract | Minimum | Swap rate | Discounted Cash Flows on swap rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.082	0.086
Financial assets held for trading | Interest rate swap contract | Minimum | Others | Other Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.05	0.05
Financial assets held for trading | Interest rate swap contract | Minimum | Prepayment rate | Prepayment Modeling Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.031	0.025
Financial assets held for trading | Interest rate swap contract | Maximum | Credit spread | Discounted Cash Flows on credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.058	0.0629
Financial assets held for trading | Interest rate swap contract | Maximum | Interest rate | Forward Estimation Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0006	0.0006
Financial assets held for trading | Interest rate swap contract | Maximum | Interest rate | Asset Swap Model Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.15	0.15
Financial assets held for trading | Interest rate swap contract | Maximum | Swap rate | Discounted Cash Flows on swap rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.087	0.091
Financial assets held for trading | Interest rate swap contract | Maximum | Prepayment rate | Prepayment Modeling Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.057	0.062
Financial assets held for trading | Interest rate swap contract | Weighted average | Credit spread | Discounted Cash Flows on credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0367	0.0389
Financial assets held for trading | Interest rate swap contract | Weighted average | Interest rate | Forward Estimation Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.000012	0.000013
Financial assets held for trading | Interest rate swap contract | Weighted average | Interest rate | Asset Swap Model Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0920	0.0920
Financial assets held for trading | Interest rate swap contract | Weighted average | Swap rate | Discounted Cash Flows on swap rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0844	0.0884
Financial assets held for trading | Interest rate swap contract | Weighted average | Prepayment rate | Prepayment Modeling Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0433	0.0417
Financial assets held for trading | Other Derivatives | Forward Estimation Valuation Technique | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (460)	€ (530)
Financial assets held for trading | Other Derivatives | Forward Estimation Valuation Technique | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 200	€ 240
Financial assets held for trading | Other Derivatives | Minimum | Price | Forward Estimation Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
Financial assets held for trading | Other Derivatives | Maximum | Price | Forward Estimation Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.02	0.02
Financial assets held for trading | Other Derivatives | Weighted average | Price | Forward Estimation Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0062	0.0062
Financial assets held for trading | Property Derivatives | Option pricing model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (4,080)	€ (5,750)
Financial assets held for trading | Property Derivatives | Option pricing model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 4,080	€ 5,750
Financial assets held for trading | Property Derivatives | Minimum | Growth rate | Option pricing model
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.05)	(0.05)
Financial assets held for trading | Property Derivatives | Maximum | Growth rate | Option pricing model
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.05	0.05
Financial assets held for trading | Property Derivatives | Weighted average | Growth rate | Option pricing model
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0000	0.0000
Financial assets at fair value through profit and loss | Repos / Reverse Repos | Other Valuation Technique | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ 0
Financial assets at fair value through profit and loss | Repos / Reverse Repos | Other Valuation Technique | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 0
Financial assets at fair value through profit and loss | Repos / Reverse Repos | Minimum | Repo Curve, Measurement Input | Other Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.00048
Financial assets at fair value through profit and loss | Repos / Reverse Repos | Maximum | Repo Curve, Measurement Input | Other Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.00067
Financial assets at fair value through profit and loss | Repos / Reverse Repos | Weighted average | Repo Curve, Measurement Input | Other Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.000563
Financial assets at fair value through profit and loss | Loans | Discounted cash flow | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (150)	€ (180)
Financial assets at fair value through profit and loss | Loans | Discounted cash flow | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 150	€ 180
Financial assets at fair value through profit and loss | Loans | Minimum | Credit spread | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.001	0.001
Financial assets at fair value through profit and loss | Loans | Maximum | Credit spread | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.02	0.02
Financial assets at fair value through profit and loss | Loans | Weighted average | Credit spread | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0105	0.0105
Financial assets at fair value through profit and loss | Mortgage Portfolio | Black Scholes Model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (470)	€ (790)
Financial assets at fair value through profit and loss | Mortgage Portfolio | Black Scholes Model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 470	€ 790
Financial assets at fair value through profit and loss | Mortgage Portfolio | Minimum | Growth rate | Black Scholes Model
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.05)	(0.05)
Financial assets at fair value through profit and loss | Mortgage Portfolio | Maximum | Growth rate | Black Scholes Model
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.05	0.05
Financial assets at fair value through profit and loss | Mortgage Portfolio | Weighted average | Growth rate | Black Scholes Model
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0000	0.0000
Financial assets at fair value through profit and loss | Other Debt Securities | Other Valuation Technique | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (4,510)	€ (4,250)
Financial assets at fair value through profit and loss | Other Debt Securities | Other Valuation Technique | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 4,240	€ 3,830
Financial assets at fair value through profit and loss | Other Debt Securities | Minimum | Inflation Swap Rate | Other Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
Financial assets at fair value through profit and loss | Other Debt Securities | Maximum | Inflation Swap Rate | Other Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.08	0.10
Financial assets at fair value through profit and loss | Other Debt Securities | Weighted average | Inflation Swap Rate | Other Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0388	0.0474
Non-trading financial assets mandatorily at fair value through profit or loss | Corporate Debt | Discounted cash flow | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs		€ (330)
Non-trading financial assets mandatorily at fair value through profit or loss | Corporate Debt | Discounted cash flow | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs		330
Non-trading financial assets mandatorily at fair value through profit or loss | Corporate Debt | Probability Weighting Valuation Technique | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs		(680)
Non-trading financial assets mandatorily at fair value through profit or loss | Corporate Debt | Probability Weighting Valuation Technique | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs		€ 680
Non-trading financial assets mandatorily at fair value through profit or loss | Corporate Debt | Minimum | Growth rate | Probability Weighting Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		(0.05)
Non-trading financial assets mandatorily at fair value through profit or loss | Corporate Debt | Minimum | Margin of a reference portfolio | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		(0.0001)
Non-trading financial assets mandatorily at fair value through profit or loss | Corporate Debt | Maximum | Growth rate | Probability Weighting Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.05
Non-trading financial assets mandatorily at fair value through profit or loss | Corporate Debt | Maximum | Margin of a reference portfolio | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.0001
Non-trading financial assets mandatorily at fair value through profit or loss | Corporate Debt | Weighted average | Growth rate | Probability Weighting Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.0000
Non-trading financial assets mandatorily at fair value through profit or loss | Corporate Debt | Weighted average | Margin of a reference portfolio | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.000001
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Price Based Valuation Technique | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (134,660)	€ (126,870)
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Price Based Valuation Technique | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 134,660	€ 126,870
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Minimum | Price | Price Based Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.90	0.90
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Maximum | Price | Price Based Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	1.10	1.10
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Weighted average | Price | Price Based Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	1	1.0000
Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances to customers | Probability Weighting Valuation Technique | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (470)
Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances to customers | Probability Weighting Valuation Technique | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 470
Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances to customers | Minimum | Growth rate | Probability Weighting Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.05
Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances to customers | Maximum | Growth rate | Probability Weighting Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.05
Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances to customers | Weighted average | Growth rate | Probability Weighting Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0
Financial assets at fair value through other comprehensive income | Corporate Debt | Discounted Cash Flows On Margin Of A Reference Portfolio | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (520)
Financial assets at fair value through other comprehensive income | Corporate Debt | Discounted Cash Flows On Margin Of A Reference Portfolio | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 520
Financial assets at fair value through other comprehensive income | Corporate Debt | Minimum | Margin of a reference portfolio | Discounted Cash Flows On Margin Of A Reference Portfolio
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.0001)
Financial assets at fair value through other comprehensive income | Corporate Debt | Maximum | Margin of a reference portfolio | Discounted Cash Flows On Margin Of A Reference Portfolio
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0001
Financial assets at fair value through other comprehensive income | Corporate Debt | Weighted average | Margin of a reference portfolio | Discounted Cash Flows On Margin Of A Reference Portfolio
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0
Financial assets at fair value through other comprehensive income | Government debt | Discounted cash flow | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs		€ (10)
Financial assets at fair value through other comprehensive income | Government debt | Discounted cash flow | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs		€ 10
Financial assets at fair value through other comprehensive income | Government debt | Interest rate | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (10)
Financial assets at fair value through other comprehensive income | Government debt | Interest rate | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 10
Financial assets at fair value through other comprehensive income | Government debt | Minimum | Interest rate | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		(0.004)
Financial assets at fair value through other comprehensive income | Government debt | Minimum | Interest rate | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.019)
Financial assets at fair value through other comprehensive income | Government debt | Maximum | Interest rate | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.016
Financial assets at fair value through other comprehensive income | Government debt | Maximum | Interest rate | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.001
Financial assets at fair value through other comprehensive income | Government debt | Weighted average | Interest rate | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.0063
Financial assets at fair value through other comprehensive income | Government debt | Weighted average | Interest rate | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.0087)
Financial assets at fair value through other comprehensive income | Loans | Forward Estimation Valuation Technique | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (680)	€ (490)
Financial assets at fair value through other comprehensive income | Loans | Forward Estimation Valuation Technique | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	0	0
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows on credit spread | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	(22,170)	(24,100)
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows on credit spread | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	0	0
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows On Interest Rate Curve | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	(860)	(80)
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows On Interest Rate Curve | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	860	80
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows On Margin Of A Reference Portfolio | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	(22,800)	(17,510)
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows On Margin Of A Reference Portfolio | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 22,800	€ 17,510
Financial assets at fair value through other comprehensive income | Loans | Minimum | Credit spread | Forward Estimation Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0168	0.0256
Financial assets at fair value through other comprehensive income | Loans | Minimum | Interest rate | Discounted Cash Flows On Interest Rate Curve
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.08	0.008
Financial assets at fair value through other comprehensive income | Loans | Minimum | Margin of a reference portfolio | Discounted Cash Flows On Margin Of A Reference Portfolio
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.0001)	(0.0001)
Financial assets at fair value through other comprehensive income | Loans | Maximum | Credit spread | Forward Estimation Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.027	0.0340
Financial assets at fair value through other comprehensive income | Loans | Maximum | Interest rate | Discounted Cash Flows On Interest Rate Curve
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.09	0.010
Financial assets at fair value through other comprehensive income | Loans | Maximum | Margin of a reference portfolio | Discounted Cash Flows On Margin Of A Reference Portfolio
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0001	0.0001
Financial assets at fair value through other comprehensive income | Loans | Weighted average | Credit spread | Forward Estimation Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0168	0.0256
Financial assets at fair value through other comprehensive income | Loans | Weighted average | Interest rate | Discounted Cash Flows On Interest Rate Curve
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0860	0.0088
Financial assets at fair value through other comprehensive income | Loans | Weighted average | Margin of a reference portfolio | Discounted Cash Flows On Margin Of A Reference Portfolio
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
Financial assets at fair value through other comprehensive income | Equity instruments | Price Based Valuation Technique | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (49,630)	€ (70,040)
Financial assets at fair value through other comprehensive income | Equity instruments | Price Based Valuation Technique | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 49,630	€ 70,040
Financial assets at fair value through other comprehensive income | Equity instruments | Minimum | Price | Price Based Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.90	0.90
Financial assets at fair value through other comprehensive income | Equity instruments | Maximum | Price | Price Based Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	1.10	1.10
Financial assets at fair value through other comprehensive income | Equity instruments | Weighted average | Price | Price Based Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	1.0000	1.0000